SHAREHOLDERS' EQUITY - Schedule of Stock Option Granted is Computed on the Date of Grant According to the Black-Scholes Option Pricing Model (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Dividend yield	10.95%	12.31%	10.48%
Expected volatility	24.63%	25.79%	51.00%
Average risk-free interest rate	3.98%	4.14%	4.53%
Expected average term - in years	3 years 10 months 17 days	3 years 10 months 17 days	3 years 10 months 17 days